Document And Entity Information	9 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Registrant Name	Cryoport, Inc.
Entity Central Index Key	0001124524
Entity Filer Category	Smaller Reporting Company